Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Employee Benefit Plans
18.	EMPLOYEE BENEFIT PLANS

18.1	Retirement benefits

Contributions to the various retirement schemes are fully expensed during the year in which they are incurred. The cost of providing retirement benefits for the Company’s defined contribution plans for the fiscal year ended December 31, 2015 is $32.8 million (fiscal 2014: $35.4 million and fiscal 2013: $32.3 million).

18.2	Share option schemes—equity settled

The Company maintains stock plans (the Gold Fields Limited 2012 Share Plan and the Gold Fields Limited 2005 Share Plan) but no grants were awarded during fiscal 2015 and fiscal 2014 under these plans following the introduction of the Long-term Incentive Plan (“LTIP”) (refer note 18.3). The details of these plans are discussed below.

The charge for share-based compensation has been recognized in the statement of operations under the captions production costs, corporate expenditure and exploration expenditure. The cost for continuing operations for the fiscal year ended December 31, 2015 is $10.9 million (fiscal 2014: $26.0 million and fiscal 2013: $40.5 million) and for discontinued operations is $nil (fiscal 2014: $nil and fiscal 2013: $4.6 million).

The following information on share-based compensation expense is available for each plan:

	December 31, 2015	December 31, 2014	December 31, 2013
	Continuing operations	Continuing operations	Continuing operations	Discontinued operations
(a) The Gold Fields Limited 2012 Share Plan
- Performance shares	8.2	12.0	18.8	1.1
- Bonus shares	2.7	12.3	11.9	0.8
(b) The Gold Fields Limited 2005 Share Plan	—	1.7	9.8	2.7

Total share-based compensation	10.9	26.0	40.5	4.6

Spin-off of Sibanye Gold during 2013 : The rules of the share plans make provision for an adjustment to the number of shares in the event there is a variation in the issued share capital as a result of corporate action. The share plans require that the fair market value of an employee’s share portfolio pre and post corporate action remain the same. In order to uphold this principle, an independent professional firm was contracted to provide a fairness opinion on the additional number of shares or changes to strike prices required to maintain the pre-spin-off value of the share portfolios of employees as a result of the Sibanye spin-off, which resulted in additional shares being awarded. There was no incremental share-based compensation resulting from this modification. The modification affected all employees who participated in the various share option schemes pre-spin-off and who remained employed by the Group post-spin-off. Furthermore, employees who ceased to be employed by the Group as a result of the spin-off are treated as “good leavers” in terms of the rules of the share plans. Good leavers are entitled to the vested portion of their shares based on the period that the shares were held up to vesting date. The unvested portion is forfeited in terms of the rules of the share plans.

(a) The Gold Fields Limited 2012 Share Plan: At the annual general meeting on May 14, 2012 shareholders approved the adoption of the Gold Fields Limited 2012 Share Plan to replace the Gold Fields Limited 2005 Share Plan. The plan provided for two methods of participation, namely the Performance Share Method, or PS and the Bonus Share Method, or BS . This plan sought to attract, retain, motivate and reward participating employees on a basis which sought to align the interests of such employees with those of the Company’s shareholders. No allocations of options under this plan were made during fiscal 2015 and fiscal 2014 following the introduction of the Long-term Incentive Plan (“LTIP”) (refer note 18.3). Currently the last vesting date is December 20, 2016.

The salient features of the plan were:

- PS were offered to participants annually in March. Quarterly allocations of PS were also made in June, September and December on a pro-rata basis to qualifying new employees. PS were performance-related shares, granted at zero cost (the shares are granted in exchange for the rendering of service by participants to the Company during the three-year restricted period prior to the share vesting period);

- Based on the rules of the plan, the actual number of PS which would be settled to a participant three years after the original award date was determined by the company’s performance measured against the performance of seven other major gold mining companies (“the peer group”) based on the relative change in the Gold Fields share price compared to the basket of respective US Dollar share prices of the peer group. Furthermore, for PS awards to be settled to members of the Executive Committee, an internal company performance target is required to be met before the external relative measure is applied. The internal target performance criterion has been set at 85% of the company’s planned gold production over the three-year measurement period as set out in the business plans of the company approved by the Board. In the event that the internal target performance criterion is met the full initial target award shall be settled on the settlement date. In addition, the Remuneration Committee has determined that the number of PS to be settled may be increased by up to 200% of the number of the initial target PS conditionally awarded, depending on the performance of the company relative to the performance of the peer group, based on the relative change in the Gold Fields share price compared to the basket of respective US Dollar share prices of the peer group;

- The performance of the Company that will result in the settlement of shares is to be measured by the Company’s share price performance relative to the share price performance of a peer group of gold mining companies, over the three year period;

- BS were offered to participants annually in March; and

- Based on the rules of the plan, the actual number of BS which would be settled to a participant in two equal tranches over a 9-month and an 18-month period after the original award date is determined by the employee’s annual cash bonus calculated with reference to actual performance against predetermined targets for the financial year ended immediately preceding the award date.

Details of the Performance shares and Bonus shares granted under this Plan are as follows:

	Number of Performance shares	Number of Bonus shares
Outstanding at December 31, 2012	4,262,170	792,376
Spin-off of Sibanye Gold - forfeited	(1,562,498)	(241,023)
Additional shares awarded due to spin-off of Sibanye	396,229	—
Granted during the year	5,310,968	2,018,771
Exercised and released	(515,025)	(1,314,156)
Forfeited	(1,862,128)	(373,896)

Outstanding at December 31, 2013	6,029,716	882,072
Granted during the year	—	4,000,559
Exercised and released	(834,010)	(2,167,802)
Forfeited	(879,049)	(552,907)

Outstanding at December 31, 2014	4,316,657	2,161,922
Exercised and released	(1,704,704)	(2,094,343)
Forfeited	(165,031)	(67,579)

Outstanding at December 31, 2015	2,446,922	—

None of the outstanding options of 2,446,922 above have vested at year-end.

A future trading model is used to estimate the loss in value to the holders of Bonus Shares due to trading restrictions. The actual valuation is developed using a Monte-Carlo analysis of the future share price of Gold Fields, the assumptions were as follows:

	December 31, 2015	December 31, 2014
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	43.5%
Expected term (months)	—	9 - 18
Dividend yield	—	0.60%
Weighted average three year risk free interest rate (based on SA interest rates)	—	5.50%
Weighted average fair value (South African rand)	—	40.28

(b) The Gold Fields Limited 2005 Share Plan: At the annual general meeting held on November 17, 2005, the shareholders approved The Gold Fields Limited 2005 Share Plan, or the 2005 Plan, under which employees, including executive directors, would be compensated going forward. The 2005 Plan provided for two types of awards: performance vesting restricted shares, or PVRS, and performance allocated share appreciation rights, or SARS. This plan sought to attract, retain, motivate and reward participating employees on a basis which sought to align the interests of such employees with those of the Company’s shareholders. No further allocations of options under this plan are being made following the introduction of the Gold Fields Limited 2012 Share Plan (see above) and the plan will be closed once all options have been exercised or forfeited. Currently the last date of expiry of SARS is December 1, 2017.

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price $
Outstanding at December 31, 2012	4,986,216	4,318,909	12.53
Spin-off of Sibanye Gold - forfeited	(2,221,264)	(1,077,878)	11.99
Additional shares awarded due to spin-off of Sibanye	538,562	465,346	10.72
Exercised and released	(1,857,614)	—	—
Forfeited	(214,929)	(554,649)	10.61

Outstanding at December 31, 2013	1,230,971	3,151,728	8.89
Exercised and released	(1,217,700)	—	—
Forfeited	(13,271)	(1,333,467)	8.62

Outstanding at December 31, 2014	—	1,818,261	7.89
Forfeited	—	(793,083)	7.34

Outstanding at December 31, 2015	—	1,025,178	6.03

In terms of the 2005 Plan rules, SARS expire no later than six years from the grant date and vested three years after grant date. The average exercise price for SARS outstanding at December 31, 2015 was $6.03

During the year ended December 31, 2013 some share appreciation rights’ expiry dates were extended to enable participants who were disadvantaged due to the closed period to be placed in an equitable position. There was no incremental share-based compensation resulting from this modification. No expiry dates were extended during fiscal 2015 and 2014.

The following executive directors were affected by the modification:

December 31, 2013	Number of options	Average instrument price $	Contractual life extended by (years)
NJ Holland	121,428	8.21	0.16
PA Schmidt	75,082	8.56	0.17

The following tables summarize information relating to the options outstanding at December 31, 2015 and December 31, 2014.

	Outstanding SARS at December 31, 2015
	Price range $	Number of options	Contractual life (in years)	Weighted average exercise price $
Range of prices	3.97 - 5.63	448,296	0.22	5.03
	5.64 - 7.28	33,641	0.60	5.86
	7.29 - 8.94	531,720	1.35	6.84
	8.95 - 10.60	11,521	2.01	7.84

Total		1,025,178	0.84	6.03

	Outstanding SARS at December 31, 2014
	Price range	Number of options $	Contractual life (in years)	Weighted average exercise price $
Range of prices	5.19 - 7.35	580,833	1.22	6.56
	7.36 - 9.51	454,131	0.33	8.17
	9.52 - 11.68	769,159	2.33	8.94
	11.69 - 13.84	14,138	3.01	10.25

Total		1,818,261	1.48	7.89

The PVRS have not been included in the table above as they vest automatically after three years and are granted for no consideration.

18.3 Long-term incentive plan—liability-settled

On March 1, 2014, the Remuneration Committee approved the Gold Fields Limited Long-term cash incentive plan (“LTIP”). The plan provides for key senior managers to receive a cash award conditional on the achievement of specified performance conditions relating to total shareholder return and free cash flow margin. The conditions are assessed over the performance cycle which runs over three calendar years. The estimated expense associated with awards issued under this plan is recorded over the service period from the date of award to the payment date. The expected timing of the cash outflows in respect of each grant is at the end of three years after the original award was made.

The charge for the LTIP has been recognized in the statement of operations under the captions production costs, corporate expenditure, exploration expenditure and other expenses. The cost for the fiscal year ended December 31, 2015 is $5.3 million (fiscal 2014: $8.7 million and fiscal 2013: $nil)

	December 31, 2015	December 31, 2014
Long-term cash incentive plan
Opening balance	8.3	—
Charge to statement of operations	5.3	8.7
Translation adjustment	(1.0)	(0.4)

Closing balance	12.6	8.3

The fair value of the awards made under this plan are valued using the Monte Carlo simulation model. The inputs to the model were as follows:

	December 31, 2015	December 31, 2014
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	45.2%	44.4%
Expected term (years)	3	3
Three year risk free interest rate (based on US interest rates)	1.5%	2.2%